Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 35,306	$ 30,582	$ 30,509
Senior unsecured debt	29,414	30,106	33,416
of which: issued by UBS AG standalone with original maturity greater than one year	29,370	30,071	32,621
Covered bonds	11,479	9,089	8,814
Subordinated debt	673	676	689
of which: eligible as non-Basel III-compliant tier 2 capital instruments	196	205	207
Debt issued through the Swiss central mortgage institutions	30,158	27,378	27,251
Other long-term debt	476	429	424
Long-term debt	72,199	67,677	70,595
Total debt issued measured at amortized cost	$ 107,505	$ 98,259	$ 101,104
Secured portion of Covered bonds	100.00%
Secured portion of Debt issued through the Swiss central mortgage institutions	100.00%
Secured portion of Other long-term debt	93.00%
Unsecured portion of total debt issued measured at amortized cost	100.00%